FAIR VALUE MEASUREMENTS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurements Recurring [Member]
Assets:
Cash and marketable securities held in Trust Account		$ 23,998,000
Fair Value Inputs Level1 [Member] | Fair Value Measurements Recurring [Member]
Assets:
Cash and marketable securities held in Trust Account		23,998,000
Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member]
Liabilities:
Warrant liabilities	$ 22,499,441	30,101,808
Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member] | Fair Value Inputs Level1 [Member] | Fair Value Measurements Recurring [Member]
Assets:
Cash and marketable securities held in Trust Account	276,207,207	276,209,453
Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member] | Fair Value Inputs Level1 [Member] | Fair Value Measurements Recurring [Member] | Public Warrants [Member]
Liabilities:
Warrant liabilities	8,964,000	19,458,000
Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member] | Fair Value Inputs Level3 [Member] | Fair Value Measurements Recurring [Member] | Private Placement Warrants [Member]
Liabilities:
Warrant liabilities	$ 13,805,441	$ 10,643,808